LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSE AND FUTURE POLICY BENEFITS FOR LIFE AND ACCIDENT AND HEALTH INSURANCE CONTRACTS AND POLICYHOLDER CONTRACT DEPOSITS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2011
DISCOUNTING OF RESERVES
Loss reserve discount	3,180,000,000
Tabular discount
DISCOUNTING OF RESERVES
Interest rate used to calculate worker's compensation discount (as a percent)	3.50%
Tabular discount | Chartis
DISCOUNTING OF RESERVES
Discount for workers' compensation	777,000,000
Non-tabular discount | Chartis
DISCOUNTING OF RESERVES
Discount for workers' compensation	2,320,000,000
Discount for asbestos	88,000,000
Non-tabular discount | New York
DISCOUNTING OF RESERVES
Interest rate used to calculate worker's compensation discount (as a percent)	5.00%
Non-tabular discount | Pennsylvania
DISCOUNTING OF RESERVES
Interest rate used to calculate worker's compensation discount (as a percent)	6.00%